DWS RREEF Global Real Estate Securities Fund Expense Example, No Redemption - DWS RREEF Global Real Estate Securities Fund	Apr. 29, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 676
Expense Example, No Redemption, 3 Years	966
Expense Example, No Redemption, 5 Years	1,278
Expense Example, No Redemption, 10 Years	2,159
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	635
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,257
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	291
Expense Example, No Redemption, 5 Years	519
Expense Example, No Redemption, 10 Years	1,173
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	314
Expense Example, No Redemption, 5 Years	564
Expense Example, No Redemption, 10 Years	1,281
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	351
Expense Example, No Redemption, 5 Years	631
Expense Example, No Redemption, 10 Years	$ 1,428